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November 6, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	U.S. Mortgage Portfolio, a series of Managed Account Series

(File No. 333-124463 and File No. 811-21763)

Ladies and Gentlemen:

On behalf of Managed Account Series and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated October 23, 2012, to the Prospectus, dated August 28, 2012, for the U.S. Mortgage Portfolio (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated October 23, 2012 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8510.

Very truly yours,

/s/ Anthony Geron
Anthony Geron

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC